UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
March 4, 2025 to September 2, 2025

Commission File Number	Registrant; Address; and Telephone Number	Central Index Key Number
333-264319	CLECO SECURITIZATION I LLC	0001910923
	(Exact name of issuing entity as specified in its charter)

	Vincent M. Sipowicz: 318-484-7512
	(Name and telephone number, including area code, of the person to contact in connection with this filing)

	505 Cleco Drive, Office Number 16, Pineville, Louisiana 71360
	318-484-4183
	Louisiana (State of organization of the Issuing entity)
	87-4333832 (I.R.S. Employer Identification No.)
1-05663	CLECO POWER LLC	0000018672
	(Exact name of depositor and sponsor as specified in its charter)
	2030 Donahue Ferry Road, Pineville, Louisiana 71360
	318-484-7400
	Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2022-A Senior Secured Storm Recovery Bonds, Tranche A-1	☐	☐	☒
Series 2022-A Senior Secured Storm Recovery Bonds, Tranche A-2	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions (i.e., the interest and scheduled principal payments) described in Exhibit 99.1 is August 29, 2025.

Introductory and explanatory information regarding the material terms, parties, and distributions described in Exhibit 99.1 is included in the Prospectus dated June 9, 2022, of Cleco Securitization I LLC (Issuing Entity) relating to the Series 2022-A Senior Secured Storm Recovery Bonds (Bonds) filed with the U.S. Securities and Exchange Commission pursuant to Rule 424(b)(1) of the Securities Act of 1933, as amended, on June 13, 2022.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the September 2, 2025, distribution date.

The following items have been omitted pursuant to General Instruction C of Form 10-D:

•Item 1A. Asset-Level Information.

•Item 1B. Asset Representations Reviewer and Investor Communication.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sale of Securities and Use of Proceeds.

None.

Item 5. [Reserved]

The following Items have been omitted pursuant to General Instruction C of Form 10-D:

•Item 4. Defaults Upon Senior Securities.

•Item 6. Significant Obligors of Pool Assets.

•Item 7. Change in Sponsor Interest in the Securities.

•Item 8. Significant Enhancement Provider Information.

•Item 9. Other Information

Item 10. Exhibits

Exhibits filed here within are designated by an asterisk (*). All exhibits not so designated are incorporated by reference to a prior filing, as indicated.

EXHIBIT NUMBER	DESCRIPTION	SEC FILE OR REGISTRATION NUMBER	REGISTRATION STATEMENT OR REPORT	EXHIBIT NUMBER
3.1	Amended and Restated Articles of Organization of Cleco Securitization I LLC, dated as of June 20, 2022	333-264319	8-K(6/22/22)	3.2
3.2	Amended and Restated Limited Liability Company Operating Agreement of Cleco Securitization I LLC, dated as of June 20, 2022	333-264319	8-K(6/22/22)	3.4
4.1	Indenture between Cleco Securitization I LLC and The Bank of New York Mellon Trust Company, National Association, as Trustee (including the form of Storm Recovery Bonds and the Series Supplement), dated as of June 22, 2022	333-264319	8-K(6/22/22)	4.1
4.2	Series Supplement between Cleco Securitization I LLC and The Bank of New York Mellon Trust Company, National Association, as Trustee dated as of June 22, 2022	333-264319	8-K(6/22/22)	4.2
10.1	Storm Recovery Property Servicing Agreement between Cleco Securitization I LLC and Cleco Power LLC, as Servicer, dated as of June 22, 2022	333-264319	8-K(6/22/22)	10.1
10.2	Storm Recovery Property Sale Agreement between Cleco Securitization I LLC and Cleco Power LLC, as Seller, dated as of June 22, 2022	333-264319	8-K(6/22/22)	10.2
10.3	Administration Agreement between Cleco Securitization I LLC and Cleco Power LLC, as Administrator, dated as of June 22, 2022	333-264319	8-K(6/22/22)	10.3
*99.1	Semi-annual Servicer's Certificate relating to the Bonds, dated August 20, 2025

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date:	September 4, 2025		CLECO SECURITIZATION I LLC
(Issuing Entity)
By: Cleco Power LLC, as Servicer

		By:	/s/ Vincent M. Sipowicz
Vincent M. Sipowicz
Treasurer